Related parties (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Assets	R$ 191	R$ 185
Liability	7,641	7,099
Expense	R$ 19	R$ 62	R$ 16